SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Expected volatility	90.00%	2016.00%
Expected term	6 months	6 months
Risk free interest rate		1.43%
Expected dividends	0.00%
Minimum [Member]
Exersice price		$ 0.15
Risk free interest rate	0.91%	0.91%
Maximum [Member]
Exersice price		$ 0.174
Risk free interest rate	2.59%	1.13%